COMMITMENTS AND CONTINGENCIES - Litigation and Other Legal Matters (Details)	Aug. 15, 2016 USD ($)	Mar. 13, 2014 lawsuit	May 09, 2012 USD ($) plaintiff	Jun. 30, 2016 USD ($)
Settlement and Release Agreement with Tullow and Dana
LITIGATION AND OTHER LEGAL MATTERS
Settlement amount	$ 686,570
Settlement and Release Agreement with Tullow and Dana | Subsequent event
LITIGATION AND OTHER LEGAL MATTERS
Settlement amount	$ 686,570
Shareholder Lawsuits
LITIGATION AND OTHER LEGAL MATTERS
Number of lawsuits filed | lawsuit		2
Provision for possible loss				$ 0
Iroquois Lawsuit
LITIGATION AND OTHER LEGAL MATTERS
Provision for possible loss			$ 18,500,000	$ 0
Number of plaintiffs which filed lawsuit | plaintiff			5
Damages sought			$ 18,500,000